UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   6/30/14

Item 1.  Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

June 30, 2014

Altegris/AACA Real Estate Long Short Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (RAAAX)
Class I (RAAIX)
Class N (RAANX)

SUB-ADVISED BY
AACA
11455 El Camino Real
Suite 140
San Diego, CA 92130

888.524.9441 www.altegris.com/mutualfunds

Altegris/AACA Real Estate Long Short Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund’s performance figures* for the period ended June 30, 2014, compared to its benchmarks:

			Annualized
	Fund Inception			Since Inception
	January 8, 2014	One Year	Three Year	February 1, 2011
Altegris/AACA Real Estate Long Short Fund - Class A	16.26%	N/A	N/A	N/A
Altegris/AACA Real Estate Long Short Fund - Class A with load **	9.58%	N/A	N/A	N/A
Altegris/AACA Real Estate Long Short Fund - Class I ***	16.40%	19.29%	15.42%	14.05%
Altegris/AACA Real Estate Long Short Fund - Class N	16.34%	N/A	N/A	N/A
S&P 500 Total Return Index ****	7.72%	24.61%	16.58%	15.09%
Dow Jones US Real Estate Total Return Index ****	16.88%	13.25%	11.20%	11.92%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expense ratios before waiver, per the Fund’s prospectus dated January 9, 2014, are 2.32%, 3.07%, 2.07% and 2.32% for Class A, Class C, Class I and Class N shares, respectively. Class A share are subject to a maximum sales charge of 5.75% imposed on purchases. Load-waived purchases of Class A shares of $1 million or more are cubject to a contingent deferred sales charge of 1.00% if redeemed within 18 months of purchase. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-888-524-9441

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The prior annual returns and performance track record that follows the fund inception for Class I is that of the Predecessor Fund, American Asset Real Estate Securities Fund, L.P. which was managed by AACA, the Fund’s sub-adviser. The method used to calculate the Predecessor Fund’s performance differs from the Securities and Exchange Commission’s (“SEC”) standardized method of calculating performance because the Predecessor Fund employed monthly, rather than daily, valuation and this may produce different results. American Asset Real Estate Securities Fund, L.P. was not subject to certain investment restrictions, diversification requirements, limitations on leverage and other restrictions of the Investment Compant Act of 1940 and of the Internal Revenue Code (“Code”), which if they had been applicable, might have adversely affected its performance.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

*****	The Dow Jones US Real Estate Total Return Index is an unmanaged index considered to be representative of REITS and other companies that invest directly or indirectly in real estate, and reflects no deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

Holdings by Sector	% of Net Assets
Real Estate	93.0%
Lodging	11.0%
Agriculture	4.5%
Telecommunications	4.5%
Entertainment	4.3%
Diversified Financial Services	2.2%
Liabilities Less Other Assets	(19.5)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.
1

Altegris/AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares				Value
	INVESTMENTS-119.5%
	COMMON STOCK - 106.8%
	AGRICULTURE - 4.5%
244,982	Cadiz, Inc. * +			$2,040,700

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
70,590	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			1,012,261

	ENTERTAINMENT - 4.3%
25,082	Vali Resorts, Inc.			1,935,829

	LODGING - 11.0%
21,000	Galaxy Entertainment Group Ltd.			167,994
21,750	Las Vegas Sands Corp.			1,657,785
43,550	MGM Resorts International *			1,149,720
9,600	Wynn Resorts Ltd. +			1,992,576
				4,968,075
	REITS - 80.3%
21,527	Alexandria Real Estate Equities, Inc. +			1,671,356
22,300	American Tower Corp. +			2,006,554
26,762	BioMed Realty Trust, Inc.			584,214
10,200	Boston Properties, Inc.			1,205,436
80,000	CubeSmart			1,465,600
104,602	CyrusOne, Inc.			2,604,590
156,648	Education Realty Trust, Inc.			1,682,400
39,300	Equity Lifestyle Properties, Inc.			1,735,488
18,800	Extra Space Storage, Inc.			1,001,100
10,525	Federal Realty Investment Trust			1,272,683
14,429	Health Care REIT, Inc.			904,265
151,928	Healthcare Trust of America, Inc.			1,829,213
63,500	Hudson Pacific Properties, Inc.			1,609,090
24,000	LaSalle Hotel Properties			846,960
317,100	New Residential Investment Corp.			1,997,730
121,600	NorthStar Realty Finance Corp.			2,113,408
19,012	Pebblebrook Hotel Trust			702,684
6,043	Public Storage			1,035,468
39,359	QTS Realty Trust, Inc. - Cl. A			1,126,848
9,090	Simon Property Group, Inc.			1,511,485
117,916	Strategic Hotels & Resorts, Inc. *			1,380,796
40,600	Sun Communities, Inc.			2,023,504
58,775	Tanger Factory Outlet Centers, Inc.			2,055,362
25,320	Taubman Centers, Inc.			1,919,509
				36,285,743
	TELECOMMUNICATIONS - 4.5%
19,900	SBA Communications Corp. - Cl. A *			2,035,770

	TOTAL COMMON STOCK (Cost - $43,234,383)			48,278,378

		Dividend
		Rate (%)	Maturity
	PREFERRED STOCK - 12.7%
	REITS - 12.7%
7,953	Campus Crest Communities, Inc.	8.000%	Perpetual	203,199
10,580	CBL & Associates Properties, Inc.	7.375	Perpetual	268,203
33,697	CoreSite Realty Corp.	7.250	Perpetual	847,480
2

Altegris/AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

		Dividend
Shares		Rate (%)	Maturity	Value
	REITS - 12.7% (continued)
20,000	DuPont Fabros Technology, Inc.	7.625%	Perpetual	$526,000
35,100	EPR Properties	9.000	Perpetual	1,106,352
11,136	FelCor Lodging Trust, Inc.	8.000	Perpetual	287,309
20,100	Glimcher Realty Trust	7.500	Perpetual	512,148
1,673	Newcastle Investment Corp.	8.050	Perpetual	42,310
40,000	NorthStar Reality Finance Corp.	8.750	Perpetual	1,014,000
33,523	RAIT Financial Trust	7.750	Perpetual	821,313
3,816	Sun Communities, Inc.	7.125	Perpetual	96,545
	TOTAL PREFERRED STOCK (Cost - $5,527,467)			5,724,859

	TOTAL INVESTMENTS - 119.5% (Cost - $48,761,850) (a)			$54,003,237
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.5) %			(8,823,436)
	NET ASSETS - 100.0%			$45,179,801

	SECURITIES SOLD SHORT - (23.2) %
Shares	COMMON STOCK - (11.6) %
	LODGING - (1.1) %
(41,585)	Intrawest Resorts Holdings, Inc. *			$(476,564)

	REAL ESTATE MANAGEMENT - (4.8) %
(35,000)	Realogy Holdings Corp.			(1,319,850)
(29,548)	RE/MAX Holdings, Inc.			(874,325)
				(2,194,175)
	REITS - (5.7) %
(70,828)	Associated Estates Realty Corp.			(1,276,321)
(24,600)	Post Properties, Inc.			(1,315,116)
				(2,591,437)

	TOTAL COMMON STOCK (Proceeds - $5,042,206)			(5,262,176)

	EXCHANGE TRADED FUNDS - (11.6) %
(35,900)	iShares 20+ Year Treasury Bond ETF			(4,075,368)
(9,600)	iShares iBoxx $ Investment Grade Corporate Bond ETF			(1,144,896)
	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $4,940,970)			(5,220,264)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $9,983,176) (a)			$(10,482,440)

REIT	Real Estate Investment Trust

ETF	Exchange Traded Fund

*	Non-income producing security.

+	All or part of the security was held as collateral as of June 30, 2014.

(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (including securities sold short) is $38,778,674 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$5,247,554
Unrealized Depreciation:	(505,431)
Net Unrealized Appreciation:	$4,742,123
3

Altegris/AACA Real Estate Long Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

ASSETS
Investment securities:
At cost	$48,761,850
At value	$54,003,237
Receivable for Capital Stock	2,954,737
Dividends and interest receivable	377,302
Receivable for securities sold	61,711
Prepaid expenses and other assets	41,061
TOTAL ASSETS	57,438,048

LIABILITIES
Securities sold short, at value (proceeds $9,983,176)	10,482,440
Cash Overdraft	1,276,514
Payable for investments purchased	274,386
Payable for foreign currency (proceeds $150,917)	150,962
Investment advisory fees payable	32,904
Fees payable to other affiliates	6,754
Payable for Fund shares repurchased	3,305
Distribution (12b-1) fees payable	308
Accrued expenses and other liabilities	30,674
TOTAL LIABILITIES	12,258,247
NET ASSETS	$45,179,801

Composition of Net Assets:
Paid in capital	39,254,176
Undistributed net investment income	234,700
Accumulated net realized gain from investments	948,847
Net unrealized appreciation of investments	4,742,078
NET ASSETS	$45,179,801

Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,394,141
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	120,455
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$11.57
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$12.28

Class I Shares:
Net Assets	$42,831,745
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,698,568
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$11.58

Class N Shares:
Net Assets	$953,915
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	82,379
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$11.58

(a)	For certain purchases of $1 million or more, a contingent deferred sales charge may apply to redemptions made within eighteen months of purchase in the amount of the commissions paid on the shares redeemed

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

4

Altegris/AACA Real Estate Long Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2014 (a)

INVESTMENT INCOME
Dividends	$813,135

EXPENSES
Advisor fees	198,836
Short sale dividend and interest expense	160,213
Registration fees	35,055
Transfer agent fees	21,546
Professional fees	15,732
Administrative services fees	14,022
Accounting services fees	9,405
Custodian fees	4,788
Printing and postage expenses	4,617
Compliance officer fees	3,933
Non 12b-1 shareholder servicing fees	2,394
Insurance expense	2,394
Other expenses	2,375
Trustees fees and expenses	1,539
Distribution (12b-1) fees:
Class A	335
Class N	341
TOTAL EXPENSES	477,525
Less: Fees waived by the Advisor	(80,865)
NET EXPENSES	396,660

NET INVESTMENT INCOME	416,475

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	810,002
Securities sold short	106,834
Options purchased	(1,108)
Options written	33,130
Foreign currency exchange contracts	(11)
Net Realized Gain	948,847

Net change in unrealized appreciation (depreciation) on:
Investments	5,241,387
Securities sold short	(499,264)
Foreign currency translations	(45)
Net Change in Appreciation/(Depreciation)	4,742,078

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,690,925

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,107,400

(a)	The Fund commenced operations on January 8, 2014.

See accompanying notes to financial statements.

5

Altegris/AACA Real Estate Long Short Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2014 (a)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$416,475
Net realized gain on investments	948,847
Net change in unrealized appreciation on investments	4,742,078
Net increase in net assets resulting from operations	6,107,400

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(2,899)
Class I	(177,600)
Class N	(1,276)
Total distributions to shareholders	(181,775)

SHARES OF BENEFICIAL INTEREST
Proceeds from contribution in-kind
Class I	11,585,397
Proceeds from shares sold:
Class A	1,380,298
Class I	28,129,211
Class N	979,173
Net asset value of shares issued in reinvestment of distributions:
Class A	1,878
Class I	138,558
Class N	651
Payments for shares redeemed:
Class A	(33,259)
Class I	(2,844,901)
Class N	(82,830)
Net increase from shares of beneficial interest transactions	39,254,176

NET INCREASE IN NET ASSETS	45,179,801

NET ASSETS
Beginning of Period	—
End of Period *	$45,179,801
*Includes undistributed net investment income of:	$234,700

SHARE ACTIVITY
Class A:
Shares Sold	123,253
Shares Reinvested	169
Shares Redeemed	(2,967)
Net increase in shares of beneficial interest outstanding	120,455

Class I:
Contribution in kind	1,279,271
Shares Sold	2,662,670
Shares Reinvested	12,737
Shares Redeemed	(256,110)
Net increase in shares of beneficial interest outstanding	3,698,568

Class N:
Shares Sold	89,690
Shares Reinvested	59
Shares Redeemed	(7,370)
Net increase in shares of beneficial interest outstanding	82,379

(a)	The Fund commenced operations on January 8, 2014.

See accompanying notes to financial statements.

6

Altegris/AACA Real Estate Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period (1)

	Class A	Class I	Class N
	Period Ended	Period Ended	Period Ended
	June 30, 2014	June 30, 2014	June 30, 2014
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income (2)	0.38	0.14	0.18
Net realized and unrealized gain on investments	1.25	1.50	1.45
Total from investment operations	1.62	1.64	1.63

Less distributions from:
Net investment income	(0.05)	(0.06)	(0.05)

Net asset value, end of period	$11.57	$11.58	$11.58

Total return (3,4)	16.26%	16.40%	16.34%

Net assets, at end of period (000s)	$1,394	$42,832	$954

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (5,6,7)	3.39%	3.14%	3.39%
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (5,6,7)	2.34%	2.09%	2.34%
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6,7)	2.85%	2.60%	2.85%
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6,7)	1.80%	1.55%	1.80%

Ratio of net investment gain to average net assets (6,8)	7.26%	2.69%	3.38%

Portfolio Turnover Rate (4)	33%	33%	33%

(1)	The Fund commenced operations on January 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(8)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

7

Altegris/AACA Real Estate Long Short Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Period Ended June 30, 2014 (a)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$6,107,400
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Realized losses on investments, securities sold short, options and foreign currency exchange contracts	(948,847)
Unrealized gains (excluding impact on cash of $45 of foreign currency translations)	(4,742,123)
Purchase of investments	(62,035,573)
Proceeds from sale of investments	14,222,570
Increase in receivable for securities sold	(61,711)
Increase in receivable for Fund shares sold	(2,954,737)
Increase in interest, dividend and distributions receivables	(377,302)
Increase in prepaid and other assets	(41,061)
Increase in distributions (12b-1) fees	308
Increase in payable for securities purchased	274,386
Increase in securities sold short	9,983,176
Increase in investment management fee payable	32,904
Increase in payable for common stock repurchased	3,305
Increase in accrued directors’ fees and expenses	6,754
Increase in accrued expenses and other liabilities	30,674
Net Cash Provided by Operating Activities	(40,499,877)

CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from the issuance of common stock net of offering costs of $6,196	39,254,176
Cash dividends and distributions paid to common stockholders	(181,775)
Net Cash Used in Financing Activities	39,072,401

NET DECREASE IN CASH	(1,427,476)
CASH - BEGINNING OF YEAR	—
CASH - END OF YEAR	$(1,427,476)

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of distributions of $141,087 pursuant to the Fund’s dividend reinvestment plan.

(a)	The Fund commenced operations on January 8, 2014.

See accompanying notes to financial statements.

8

Altegris/AACA Real Estate Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.	ORGANIZATION

The Altegris/ACA Real Estate Long Short Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 8, 2014. The Fund’s seeks to provide total return though long term capital appreciation and current income by investing, both long and short, in equity securities of real estate and real estate related companies.

As of the close of business on January 9, 2014, pursuant to the Agreement and Plan of Reorganization previously approved by the Board of Trustees, American Assets Real Estate Securities Fund, .L.P. (“the Partnership”) was terminated and all of the assets, subject to liabilities reorganized into the Altegris/AACA Real Estate Long Short Fund (“Acquiring Fund”). The net assets value of the Fund’s shares on the close of business January 9, 2014, after the reorganization, was $10.00 for Class I shares and received in-kind capital contributions of securities and cash valued at $12,792,711 in exchange for 1,279,271 Class I shares of the Acquiring Fund.

The Fund offers Class A, Class I and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) up to 1% on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. N shares of the Fund are offered at their NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class N shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

9

Altegris/AACA Real Estate Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

 June 30, 2014

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used. As of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$48,278,378	$—	$—	$48,278,378
Preferred Stock	5,724,859	—	—	5,724,859
Total Investments	$54,003,237	$—	$—	$54,003,237

Liabilities
Securities Sold Short
Common Stock	$(5,262,176)	$—	$—	$(5,262,176)
Exchange Traded funds	(5,220,264)	—	—	(5,220,264)
Total Liabilities	$(10,482,440)	$—	$—	$(10,482,440)

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 2 or Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e.,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2014. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and options amounted to $62,035,573 and $14,115,736, respectively. Closing purchases and proceeds from securities sold short amounted $2,615,511 and $12,491,853, respectively.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. For the period ended June 30, 2014, the Fund had gains of $33,130 which are included in the net realized gain from Options written in the Statement of Operations.

The number of option contracts written and the premiums received by the Fund for the period ended June 30, 2014, were as follows:

	Call Options		Put Options
Written Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of Period	—	$—	—	$—
Option written	870	25,525	498	26,892
Option closed	(420)	(13,941)	(28)	(13,143)
Option Exercise	(97)	(3,749)	(100)	(2,896)
Option expiration	(353)	(7,835)	(370)	(10,853)
Options outstanding, end of period	—	—	—	—

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. For the period ended June 30, 2014, the Fund had losses of $1,108 which are included in the net realized gain from Options purchased in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the foreign currency exchange contract is opened and the date the forward currency exchange contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward currency

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

exchange contract is opened and the date the forward currency exchange contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund also is exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract. The Fund did not have any open forward currency exchange contracts at period end.

The derivative instruments outstanding as of June 30, 2014 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended June 30, 2014:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity/Currency Contracts	Net realized gain (loss) from options purchased
Net realized gain (loss) from options written
Net realized gain (loss) from foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended June 30, 2014:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Foreign Exchange Risk	Total for the Period Ended June 30, 2014
Options purchased	$33,130	$—	$33,130
Options written	(1,108)	—	(1,108)
Forward currency exchange contracts		(11)	(11)
	$32,022	$(11)	$32,011

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The business activities of the Fund are overseen by the Board which is responsible for the overall management of the Fund. Altegris Advisors, L.L.C., serves as the Fund’s investment Advisor (the “Advisor”). The Fund’s advisor allocates portions of the Fund’s portfolio to be managed by American Assets Capital Advisors, LLC (“AACA”) as a Sub-Advisor (the “Sub-Advisor”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.30%. Pursuant to the sub-advisory agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is entitled to receive, on a monthly basis, a percentage of the net assets of its managed allocated portion. The Sub-Advisor is paid by the Advisor not the Fund. Pursuant to the advisory agreement, the Advisor received $198,836 in advisory fee for the period ended June 30, 2014.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or

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Altegris/AACA Real Estate Long Short Fund

 NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

 June 30, 2014

contingent deferred loads, interest, brokerage fees and commissions, swap and structures note fees and expenses, acquired fund gees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, short selling expenses, expenses incurred in connection with any merger or reorganization, indirect expenses, expense of underlying pools in which the Fund may invest, or extraordinary expenses such as litigation.) will not exceed 1.80%, 1.55% and 1.80% through January 31, 2015 of the daily average net assets attributable to each of the Class A, Class I and Class N shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal periods prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended June 30, 2014, expenses of $80,865 were waived by the advisor. As of June 30, 2014, the following amount was subject to recapture:

Must be Reimbursed Prior to:
December 31, 2017
Expense Amounts Subject to Reimbursement	$80,865
Expenses Recaptured	—

Remaining Expense Amounts subject to Reimbusements	$80,865

The Trust has adopted, on behalf of the Fund, The Trusts Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to each of Class A and Class N shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the period ended June 30, 2014, pursuant to the Plans, Class A and Class N shares paid $335 and $341, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class I and Class N shares. The Distributor is an affiliate of GFS. During the period ended June 30, 2014, the Distributor received $6,196 in underwriting commissions for sales of Class A shares of which $934 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund is part of a series of Altegris Mutual Funds or mutual fund Family (“Family”) comprised of the Fund, Altegris Managed Futures Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund, Altegris Fixed Income Long Short Fund, Altegris Multi Strategy Alternative Fund and Altegris Equity Long Short Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, the funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to the family.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

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June 30, 2014

6.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following:

At a meeting held on August 12-13, 2014, the Board of Trustees of the Trust approved a new sub-advisory agreement between Altegris and American Asset Capital Advisers, LLC.  As a result of a change in control of American Asset Investment Management, LLC (dba “AACA”), the prior sub-advisory agreement between Altegris and AACA is terminated. The change is effective September 2, 2014.  A shareholder vote is not required for the new sub-advisory agreement pursuant to the terms of an exempted order (the “Order”) issued by the SEC. The Order permits Altegris to enter into and materially amend sub-advisory agreements (with non-affiliated entities) subject to the approval of the Board, including a majority of independent Trustees, without obtaining shareholder approval.

16

Altegris/AACA Real Estate Long Short Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

As a shareholder of the Altegris/AACA Real Estate Long Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, expenses due to securities sold short and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris/AACA Real Estate Long Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning January 8, 2014 (date of commencement) and ending June 30, 2014.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris/AACA Real Estate Long Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
Actual Expenses	Annualized Expense Ratio	Beginning Account Value * 1/8/2014	Ending Account Value 6/30/2014	Expenses Paid During Period ** 1/8/14 – 6/30/14
Class A	2.85%	$1,000.00	$1,162.60	$14.62
Class I	2.60%	$1,000.00	$1,164.00	$13.35
Class N	2.85%	$1,000.00	$1,163.40	$14.63

Table 2

Hypothetical *** (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 1/1/2014	Ending Account Value 6/30/2014	Expenses Paid During Period **** 1/1/14 – 6/30/14
Class A	2.85%	$1,000.00	$1,010.65	$14.22
Class I	2.60%	$1,000.00	$1,011.89	$12.99
Class N	2.85%	$1,000.00	$1,010.65	$14.22

*	From January 8, 2014 (commencement of operations) to June 30, 2014.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (173) divided by the number of days in the fiscal year (365).

***	Please note that while the Fund’s Class A, I and N commenced operations on January 8, 2014, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purpose of comparability. This projection assumes that annualized expense ratios were in effect during the period January 1, 2014 to June 30, 2014.

****	Expenses are equal to the Fund’s annualized expense ratio, multiplies by the number of days in the period (181) divided by the number of days in the fiscal year (365).
17

Altegris/AACA Real Estate Long Short Fund

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2014

Altegris/AACA Real Estate Long Short Fund (Advisor - Altegris Advisors, LLC)

In connection with the regular meeting held on September 24-25, 2013 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the approval of an investment advisory agreement between Altegris Advisors, LLC (the “Advisor”) and the Trust (the “Advisory Agreement”), with respect to Altegris/AACA Real Estate Long Short Fund (the “Fund”). The Trustees also discussed the approval of an investment sub-advisory agreement between the Advisor and American Asset Investment Management, dba AACA (“AACA”), with respect to the Fund. In considering the approval of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement and Sub-Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement and Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees revisited their discussions regarding the Advisor over the last 12 months, and considered their familiarity with key advisory personnel, each of whom has approximately 20 years of industry experience. The Trustees also considered that the Advisor has a strong infrastructure with qualified personnel that provide research, operational, sales and marketing, and legal and compliance services to the Funds. The Trustees also took into consideration that the Advisor provides due diligence around asset allocation, sourcing, evaluation of investment managers, investment monitoring, risk management, along with the supervision of sub-advisers. They noted that in 2013, Genworth Financial, Inc. (“Genworth”) the parent company of the Advisor, agreed to enter into a transaction (the “Transaction”) whereby Genworth would sell its wealth management business, including the Advisor, to a partnership of Aquiline Capital Partners LLC and Genstar Capital, LLC. The Trustees further noted that the Advisor’s senior management has explained that the change in ownership is positive in that it brings additional financial expertise and resources for the Advisor to access. The Trustees and the Trust’s chief compliance officer (“CCO”) both noted that they continue to have a good working relationship with the Advisor and its CCO. The Trustees acknowledged their satisfaction with the Advisor’s commitment to compliance with the hiring of a Risk Consultant to implement a company-wide risk management protocol to review the company’s risk operating standards. The Trustees also considered a positive that the Advisor has a robust marketing and distribution plan, which includes marketing to the Advisor’s affiliated broker-dealers, independent broker-dealers and making the Fund available for sale on approximately 20 mutual fund “supermarket” platforms. The Trustees reviewed the Advisor’s past history of successfully raising assets for other mutual funds it manages and they expect that trend will continue. The Board expressed its satisfaction that the Advisor closely tracks and monitors AACA’s implementation of the investment strategy and investment results from a risk management perspective reviewing the portfolio holdings and their statistical risks. The Trustees acknowledged that although all risks cannot be eliminated, they were satisfied with how the Advisor identified key risk areas and have adopted due diligence policies and procedures in dealing with portfolio risk, investment approach risk, performance risk and business and operational risk. Based on its previous history with the Advisor, the Trustees concluded that the Advisor has the capacity to provide the Board and shareholders with high quality services for the Fund.

18

Altegris/AACA Real Estate Long Short Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2014

Performance. The Trustees noted that because the Fund had not yet commenced operations, they could not consider the Fund’s investment performance. They further noted that the Fund’s strategy is not similar to any of the other strategies managed by the Advisor. However, the Trustees considered that AACA has significant experience in the real estate sector and that AACA will be primarily responsible for the selection and management of the Fund’s portfolio. The Trustees also considered the performance of the other funds in the Trust managed by the Advisor. They noted that the Advisor has substantial money management experience and it is reasonable to expect it to successfully oversee a sub-adviser of a real estate sector fund and meeting the objective of total return. The Trustees concluded that the Advisor has the potential to deliver reasonable performance.

Fees and Expenses. The Trustees noted the Advisor proposed to charge an advisory fee of 1.30% of the Fund’s daily net assets. They noted that the proposed fee is higher than the peer group and Morningstar category averages, and outside the high/low range of fees. The Trustees concluded that the fee is reasonable given the significant due diligence undertaking, supervision of AACA and entrepreneurial capital required by the Advisor.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. They noted that the Advisor proposed a series of breakpoints that would apply to the Advisory Agreement, with the first breakpoint taking effect when Fund assets reach $1 billion. After discussion, it was the consensus of the Trustees that the breakpoints were acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the Advisor and noted modest anticipated profits for the first year in terms of a percentage of revenue. After discussion, the Trustees concluded that profits would not be unreasonable.

Conclusion. Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the future shareholders of the Altegris/AACA Real Estate Long Short Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
19

Altegris/AACA Real Estate Long Short Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2014

Altegris/AACA Real Estate Long Short Fund – Sub-Advisor: American Asset Investment Management

Nature, Extent and Quality of Service. The Trustees noted that AACA has acted as a fiduciary since 2002, and is a privately held investment management firm with approximately $1.3 billion in assets under management looking to seek total returns aimed at exceeding relevant benchmarks for qualified institutions and high net worth individuals through hedge funds. The Trustees reviewed the background information provided on the key investment personnel that would be responsible for servicing the Fund and acknowledged their satisfaction with the collective 65 years of investment advisory experience especially in real estate, noting they have raised tens of billions of dollars, participated in hundreds of large scale real estate transactions, including IPO’s, have spoken at real estate industry events worldwide and have published widely distributed research reports. They noted that AACA will provide portfolio management, trading, and compliance services to the Fund and utilize its research to identify and invest the Fund’s assets in companies within the real estate sector based on AACA’s particular real estate long short philosophies, styles, strategies and views. The Trustees noted their appreciation that AACA had identified the largest risk to the Fund relates to the sensitivity to interest rate changes and the overall real estate sector volatility and concentrated exposure to real estate and addressed it by applying possible mitigation strategies including hedging, market timing, strategic asset allocation and sector rotation. The Trustees further noted that AACA maintains models and reviews spreadsheets to provide compliance to investment limitations with review and approval from its CCO and internal legal counsel. The Trustees noted favorably that there have been no material compliance or litigation actions that would impede AACA from operating and performing its responsibilities. The Trustees acknowledged that AACA has a solid reputation, longevity, and hedge fund experience that can potentially benefit the Fund, therefore, the Board concluded AACA has the resources and ability to provide a high quality of service to the Fund and its future shareholders.

Performance. The Trustees noted that because the Fund had not yet commenced operations, they could not consider the Fund’s investment performance. They considered, however, the performance of a hedge fund with a similar strategy, while noting the mutual fund will not be run pari pasu with the hedge fund. They noted that the hedge fund’s performance shown was annualized, and reflects outperformance relative to the Dow Jones US Real Estate Total Return Index over the last one year and since inception (February 1, 2011). They noted that the Modern Portfolio Theory (“MPT”) statistics show solid R-Squared numbers along with lower Beta than the Morningstar category and a higher alpha since inception. They noted favorably that volatility measures show a lower standard deviation with similar mean return resulting in a slightly higher return per unit of risk since inception, and that the upside/downside capture ratio is similar to the index. After further discussion, the Trustees agreed that AACA’s performance managing the hedge fund demonstrates that it has the capacity to provide reasonable returns for the future shareholders of the Fund and to meet the Fund’s objective of total return through capital appreciation and current income.

Fees and Expenses. The Trustees noted AACA would receive a fee for managing the Fund. They discussed the proposed sub-advisory fee and considered it in light of the fees AACA currently charges investors in its hedge fund and other advisory and separate account clients. After discussion, the Trustees concluded the sub-advisory fee was reasonable noting it provides shareholders the benefit of a hedge fund style strategy.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of

20

Altegris/AACA Real Estate Long Short Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2014

the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by AACA. They noted the estimated revenue and profit margin based on AACA’s estimated allocation of Fund assets to AACA. The Trustees concluded that profits, although not unsubstantial, would not be unreasonable.

Conclusion. Having requested and received such information from AACA as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the future shareholders of Altegris/AACA Real Estate Long Short Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.
21

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
22

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
23

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400

La Jolla, CA 92037

SUB-ADVISOR

American Assets Capital Advisers, LLC

11455 El Camino Realm Suite 140

San Diego, CA 92130

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/3/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/3/2014

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/3/2014